Right-of-use assets and leases payable - Summary of Information About Right of Use Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 1,791,377
Amortization of right-of-use assets		305,899		R$ 288,419	R$ 260,716
Balance at end of period		R$ 1,711,526		R$ 1,791,377
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		8 years		9 years	8 years
Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		11 years		12 years	12 years
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		R$ 1,791,377		R$ 1,651,295	R$ 2,150,286
Additions and remeasurement		277,650	[1]	504,297	296,402
Write-offs		(77,727)		(70,485)	(75,735)
Transfer		(4,491)	[2]	(5,311)	(11,935)
Exchange rate variation					1,837
Amortization of right-of-use assets		(305,900)		(288,419)	(359,506)
Acquisition of subsidiary (iii)	[3]	30,617
Reclassification to assets held for sale					(350,054)
Balance at end of period		1,711,526		1,791,377	1,651,295
Right-of-use assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		2,571,718		2,283,862	2,735,591
Additions and remeasurement		277,650	[1]	504,297	335,359
Write-offs		(239,305)		(216,441)	(166,204)
Transfer		0	[2]	0	0
Exchange rate variation					3,318
Amortization of right-of-use assets		0		0	0
Acquisition of subsidiary (iii)	[3]	40,279
Reclassification to assets held for sale					(624,202)
Balance at end of period		2,650,342		2,571,718	2,283,862
Right-of-use assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(780,341)		(632,567)	(585,305)
Additions and remeasurement		0	[1]	0	0
Write-offs		161,578		145,956	90,469
Transfer		(4,491)	[2]	(5,311)	(11,935)
Exchange rate variation					(1,481)
Amortization of right-of-use assets		(305,900)		(288,419)	(359,506)
Acquisition of subsidiary (iii)	[3]	(9,662)
Reclassification to assets held for sale					235,191
Balance at end of period		R$ (938,816)		(780,341)	(632,567)
Right-of-use assets [member] | Provision for impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period				R$ 0	0
Additions and remeasurement					(38,957)
Write-offs					0
Transfer					0
Exchange rate variation					0
Amortization of right-of-use assets					0
Reclassification to assets held for sale					38,957
Balance at end of period					R$ 0
Right-of-use assets [member] | Real Estate Property [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		10 years		10 years	10 years
Balance at beginning of period		R$ 2,019,898		R$ 1,793,473	R$ 2,254,432
Additions and remeasurement		140,245	[1]	366,805	257,787
Write-offs		(165,551)		(140,380)	(150,718)
Transfer		0	[2]	0	0
Exchange rate variation					1,295
Amortization of right-of-use assets		0		0	0
Acquisition of subsidiary (iii)	[3]	4,274
Reclassification to assets held for sale					(569,323)
Balance at end of period		1,998,866		2,019,898	1,793,473
Right-of-use assets [member] | Real Estate Property [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(634,688)		(489,470)	(481,975)
Additions and remeasurement		0	[1]	0	0
Write-offs		95,896		79,003	76,954
Transfer		(4,491)	[2]	(5,311)	0
Exchange rate variation					(530)
Amortization of right-of-use assets		(209,522)		(218,910)	(283,882)
Acquisition of subsidiary (iii)	[3]	(393)
Reclassification to assets held for sale					199,963
Balance at end of period		R$ (753,198)		(634,688)	(489,470)
Right-of-use assets [member] | Real Estate Property [Member] | Provision for impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period				R$ 0	0
Additions and remeasurement					(38,957)
Write-offs					0
Transfer					0
Exchange rate variation					0
Amortization of right-of-use assets					0
Reclassification to assets held for sale					38,957
Balance at end of period					R$ 0
Right-of-use assets [member] | Port Areas [Member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		29 years		29 years	20 years
Balance at beginning of period		R$ 311,174		R$ 299,630	R$ 268,534
Additions and remeasurement		3,790	[1]	11,868	31,096
Write-offs		0		(324)	0
Transfer		0	[2]	0	0
Exchange rate variation					0
Amortization of right-of-use assets		0		0	0
Acquisition of subsidiary (iii)	[3]	0
Reclassification to assets held for sale					0
Balance at end of period		314,964		311,174	299,630
Right-of-use assets [member] | Port Areas [Member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(36,773)		(23,526)	(3,962)
Additions and remeasurement		0	[1]	0	0
Write-offs		0		0	0
Transfer		0	[2]	0	(11,935)
Exchange rate variation					0
Amortization of right-of-use assets		(7,847)		(13,247)	(7,629)
Acquisition of subsidiary (iii)	[3]	0
Reclassification to assets held for sale					0
Balance at end of period		R$ (44,620)		R$ (36,773)	R$ (23,526)
Right-of-use assets [member] | Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		4 years		4 years	4 years
Balance at beginning of period		R$ 186,455		R$ 146,173	R$ 139,843
Additions and remeasurement		120,705	[1]	115,666	26,589
Write-offs		(71,781)		(75,384)	(9,315)
Transfer		0	[2]	0	0
Exchange rate variation					103
Amortization of right-of-use assets		0		0	0
Acquisition of subsidiary (iii)	[3]	35,009
Reclassification to assets held for sale					(11,047)
Balance at end of period		270,388		186,455	146,173
Right-of-use assets [member] | Vehicles [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(83,902)		(98,867)	(63,091)
Additions and remeasurement		0	[1]	0	0
Write-offs		63,708		66,554	7,032
Transfer		0	[2]	0	0
Exchange rate variation					(54)
Amortization of right-of-use assets		(80,661)		(51,589)	(48,146)
Acquisition of subsidiary (iii)	[3]	(9,112)
Reclassification to assets held for sale					5,392
Balance at end of period		R$ (109,967)		R$ (83,902)	R$ (98,867)
Right-of-use assets [member] | Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		5 years		5 years	6 years
Balance at beginning of period		R$ 26,345		R$ 16,740	R$ 44,936
Additions and remeasurement		12,910	[1]	9,958	19,887
Write-offs		(1,973)		(353)	(6,171)
Transfer		0	[2]	0	0
Exchange rate variation					1,920
Amortization of right-of-use assets		0		0	0
Acquisition of subsidiary (iii)	[3]	996
Reclassification to assets held for sale					(43,832)
Balance at end of period		38,278		26,345	16,740
Right-of-use assets [member] | Equipment [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(2,850)		(1,834)	(19,619)
Additions and remeasurement		0	[1]	0	0
Write-offs		1,974		399	6,483
Transfer		0	[2]	0	0
Exchange rate variation					(897)
Amortization of right-of-use assets		(4,151)		(1,415)	(17,637)
Acquisition of subsidiary (iii)	[3]	(157)
Reclassification to assets held for sale					29,836
Balance at end of period		R$ (5,184)		R$ (2,850)	R$ (1,834)
Right-of-use assets [member] | Other assets [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average useful life		20 years		20 years	20 years
Balance at beginning of period		R$ 27,846		R$ 27,846	R$ 27,846
Additions and remeasurement		0	[1]	0	0
Write-offs		0		0	0
Transfer		0	[2]	0	0
Exchange rate variation					0
Amortization of right-of-use assets		0		0	0
Acquisition of subsidiary (iii)	[3]	0
Reclassification to assets held for sale					0
Balance at end of period		27,846		27,846	27,846
Right-of-use assets [member] | Other assets [member] | Accumulated amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period		(22,128)		(18,870)	(16,658)
Additions and remeasurement		0	[1]	0	0
Write-offs		0		0	0
Transfer		0	[2]	0	0
Exchange rate variation					0
Amortization of right-of-use assets		(3,719)		(3,258)	(2,212)
Acquisition of subsidiary (iii)	[3]	0
Reclassification to assets held for sale					0
Balance at end of period		R$ (25,847)		R$ (22,128)	R$ (18,870)

[1]	Considers R$ 257,201 referring to additions and remeasurements between right-of-use assets and leases payable.
[2]	Refers to the amortization of the right of use, which is being capitalized as Construction in progress until the beginning of its operation.
[3]	For further information, see Note 28.